Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Income Trust
Entity Central Index Key	0000874835
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Variable Global High Yield Bond Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Variable Global High Yield Bond Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$85	0.81%
[1],[2]
Expenses Paid, Amount	$ 85	[1]
Expense Ratio, Percent	0.81%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Western Asset Variable Global High Yield Bond Portfolio returned 9.96%. The Fund compares its performance to the Bloomberg Global High Yield Index (Hedged) (USD), which returned 10.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Issue selection within multiple sectors, including communications, banking and consumer non-cyclicals.
↑	Overweight to consumer cyclicals and underweights to basic industry and capital goods.
↑	Allocation to collateralized loan obligations.

Top detractors from performance:
↓	Issue selection within the consumer cyclicals and transportation sectors.
↓	Regional positioning, as the Fund was underweight to emerging markets.
↓	Although quality positioning added to performance, the effect of credit derivatives resulted in an overall negative contribution.
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage duration and yield-curve positioning, single-name and index (CDX) credit default swaps to manage credit exposures, and foreign currency forwards and futures contracts to manage currency risk. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	9.96	2.56	5.33
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
Bloomberg Global High Yield Index (Hedged)(USD)	10.02	4.77	6.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 158,743,012
Holdings Count | $ / shares	377
Advisory Fees Paid, Amount	$ 1,086,796
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$158,743,012
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	377
Total Management Fee Paid	$1,086,796
Portfolio Turnover Rate	57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[3],[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 10, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan, Ian R. Edmonds, Walter E. Kilcullen, and Christopher F. Kilpatrick.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Western Asset Variable Global High Yield Bond Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Variable Global High Yield Bond Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$111	1.06%
[5],[6]
Expenses Paid, Amount	$ 111	[5]
Expense Ratio, Percent	1.06%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Western Asset Variable Global High Yield Bond Portfolio returned 9.95%. The Fund compares its performance to the Bloomberg Global High Yield Index (Hedged) (USD), which returned 10.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Issue selection within multiple sectors, including communications, banking and consumer non-cyclicals.
↑	Overweight to consumer cyclicals and underweights to basic industry and capital goods.
↑	Allocation to collateralized loan obligations.

Top detractors from performance:
↓	Issue selection within the consumer cyclicals and transportation sectors.
↓	Regional positioning, as the Fund was underweight to emerging markets.
↓	Although quality positioning added to performance, the effect of credit derivatives resulted in an overall negative contribution.
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage duration and yield-curve positioning, single-name and index (CDX) credit default swaps to manage credit exposures, and foreign currency forwards and futures contracts to manage currency risk. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class II	9.95	2.34	5.09
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
Bloomberg Global High Yield Index (Hedged)(USD)	10.02	4.77	6.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 158,743,012
Holdings Count | $ / shares	377
Advisory Fees Paid, Amount	$ 1,086,796
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$158,743,012
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	377
Total Management Fee Paid	$1,086,796
Portfolio Turnover Rate	57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[7],[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 10, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan, Ian R. Edmonds, Walter E. Kilcullen, and Christopher F. Kilpatrick.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
†	Certain categories may represent less than 0.1%.

[5]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
†	Certain categories may represent less than 0.1%.